Cover	Sep. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2023
Entity File Number	001-41096
Entity Registrant Name	Molekule Group, Inc.
Entity Central Index Key	0001872356
Entity Tax Identification Number	45-3213164
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10455 Riverside Dr.
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	833
Local Phone Number	652-5326
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	MKUL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false